Expense Example - YieldMax® Bitcoin Performance & Distribution Target 25™ ETF [Member]	Oct. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	$ 340